May 4, 2010

Virtus Institutional Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Institutional Trust

1933 Act/Rule 497(j)

CIK 0001004658

File No. 033-80057 and 811-09140

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on April 28, 2010.

Sincerely,

/s/ Kevin J. Carr
Kevin J. Carr

cc:	Ann Flood

Avery Maher